Note 10 - Share-based Compensation (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2017	Jun. 30, 2016
Allocated Share-based Compensation Expense		$ 1,900	$ 2,000
Employee Service Share-based Compensation, Allocation of Recognized Period Costs, Capitalized Amount		0
Proceeds from Stock Options Exercised		0
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized		$ 2,000	$ 2,600
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		1 year 146 days
MSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	108,133